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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York                 August 15, 2011
--------------------       ------------------               ------------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  71
                                                 ----------

Form 13F Information Table Value Total:          $1,555,100
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                  Quarter ended June 30, 2011



    COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8
                                                                 VALUE      SHRS or    SH/  PUT/  INV.    OTHR      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS        CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISC.   MGRS    SOLE   SHARED NONE
----------------------------   ---------------      ---------  ----------  ----------  ---  ----  -----   ---- --------- ------ ----
AGCO CORP                      NOTE 1.750%12/3      001084AL6  $   51,805  23,561,000  PRN        SOLE         23,561,000
AIRTRAN HLDGS INC              NOTE 5.250%11/0      00949PAD0  $   43,776  30,586,000  PRN        SOLE         30,586,000
ALCOA INC                      NOTE 5.250% 3/1      013817AT8  $   56,051  22,100,000  PRN        SOLE         22,100,000
ALLIANCE DATA SYSTEMS CORP     NOTE 4.750% 5/1      018581AC2  $   12,435   6,000,000  PRN        SOLE          6,000,000
ALPHA NATURAL RESOURCES INC    COM                  02076X102  $    2,272         500  SH   CALL  SOLE                500
ARCHER DANIELS MIDLAND CO      COM                  039483102  $    7,854     260,500  SH         SOLE            260,500
BEST BUY INC                   SDCV 2.250% 1/1      086516AF8  $   33,248  33,000,000  PRN        SOLE         33,000,000
BROOKDALE SR LIVING INC        NOTE 2.750% 6/1      112463AA2  $    7,458   7,250,000  PRN        SOLE          7,250,000
BUNGE LIMITED                  COM                  G16962105  $      965      14,000  SH         SOLE             14,000
CALLAWAY GOLF CO               COM                  131193104  $    2,377     382,208  SH         SOLE            382,208
CHESAPEAKE ENERGY CORP         COM                  165167107  $    5,938       2,000  SH   PUT   SOLE              2,000
CMS ENERGY CORP                NOTE 2.875%12/0      125896AW0  $   19,188  12,500,000  PRN        SOLE         12,500,000
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%       23254L207  $      784     196,000  SH         SOLE            196,000
DRYSHIPS INC.                  NOTE 5.000%12/0      262498AB4  $   20,086  22,318,000  PRN        SOLE         22,318,000
EASTMAN KODAK CO               COM                  277461109  $      487     136,000  SH         SOLE            136,000
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1      292659AA7  $   23,581  44,492,000  PRN        SOLE         44,492,000
EXCO RESOURCES INC             COM                  269279402  $    5,472     310,000  SH         SOLE            310,000
FAIRPOINT COMMUNICATIONS INC   COM NEW              305560302  $   47,232   5,128,325  SH         SOLE          5,128,325
FORD MTR CO DEL                NOTE 4.250%11/1      345370CN8  $   51,469  30,033,000  PRN        SOLE         30,033,000
GENCORP INC                    SDCV 4.062%12/3      368682AN0  $    9,203   9,045,000  PRN        SOLE          9,045,000
GENZYME CORP                   COM                  372917104  $    7,531   3,125,000  SH         SOLE          3,125,000
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1      83415UAB4  $   13,928  18,000,000  PRN        SOLE         18,000,000
HARVEST NATURAL RESOURCES IN   NOTE 8.250% 3/0      41754VAA1  $   12,805   6,300,000  PRN        SOLE          6,300,000
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0      42805TAA3  $   49,308  24,200,000  PRN        SOLE         24,200,000
ICONIX BRAND GROUP INC         COM                  451055107  $    1,133      46,800  SH         SOLE             46,800
INCYTE CORP                    NOTE 4.750%10/0      45337CAJ1  $   33,828  14,700,000  PRN        SOLE         14,700,000
INGERSOLL-RAND GLOBAL HLDG C   NOTE 4.500% 4/1      45687AAD4  $   41,746  16,379,000  PRN        SOLE         16,379,000
INTEL CORP                     COM                  458140100  $   13,174     594,500  SH         SOLE            594,500
INTERPUBLIC GROUP COS INC      COM                  460690100  $    3,974     317,900  SH         SOLE            317,900
JETBLUE AIRWAYS CORP           DBCV 5.500%10/1      477143AD3  $    2,988   2,000,000  PRN        SOLE          2,000,000
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1      477143AF8  $   22,629  15,290,000  PRN        SOLE         15,290,000
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1      477143AG6  $   16,633  10,871,000  PRN        SOLE         10,871,000
JINKOSOLAR HLDG CO LTD         NOTE 4.000% 5/1      47759TAA8  $    9,621  10,500,000  PRN        SOLE         10,500,000
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0      502413AW7  $   58,069  57,000,000  PRN        SOLE         57,000,000
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3       530718AF2  $   15,519  13,000,000  PRN        SOLE         13,000,000
MASSEY ENERGY CO               NOTE 3.250% 8/0      576203AJ2  $    6,898   6,500,000  PRN        SOLE          6,500,000
MCMORAN EXPLORATION CO         COM                  582411104  $    2,772       1,500  SH   PUT   SOLE              1,500
METLIFE INC                    UNIT 99/99/9999      59156R116  $   49,458     600,000  SH         SOLE            600,000
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1      595017AB0  $   10,209   7,500,000  PRN        SOLE          7,500,000
MICROSOFT CORP                 COM                  594918104  $    8,685     334,047  SH         SOLE            334,047
MOLSON COORS BREWING CO        CL B                 60871R209  $   13,019     291,000  SH         SOLE            291,000
MOLYCORP INC DEL               PFD CONV SER A       608753208  $   15,932     137,500  SH         SOLE            137,500
MYLAN INC                      NOTE 3.750% 9/1      628530AJ6  $   66,853  34,000,000  PRN        SOLE         34,000,000
NATIONAL RETAIL PROPERTIES I   NOTE 3.950% 9/1      637417AA4  $    8,025   7,500,000  PRN        SOLE          7,500,000
NATIONAL SEMICONDUCTOR CORP    COM                  637640103  $   17,099       6,948  SH   CALL  SOLE              6,948
NETAPP INC                     NOTE 1.750% 6/0      64110DAB0  $   42,594  25,000,000  PRN        SOLE         25,000,000
NICOR INC                      COM                  654086107  $    2,387      43,600  SH         SOLE             43,600
OMNICOM GROUP INC              COM                  681919106  $    6,323     176,700  SH         SOLE            176,700
OMNICOM GROUP INC              NOTE 7/3             681919AV8  $   10,175  10,000,000  PRN        SOLE         10,000,000
PDL BIOPHARMA INC              NOTE 2.875% 2/1      69329YAA2  $   13,549  13,300,000  PRN        SOLE         13,300,000
PULSE ELECTRONICS CORP         NOTE 7.000%12/1      74586WAA4  $    8,468   8,500,000  PRN        SOLE          8,500,000
QUAD / GRAPHICS INC            COM CL A             747301109  $  111,612   2,872,163  SH         SOLE          2,872,163
RAMCO-GERSHENSON PPTYS TR      PERP PFD-D CV        751452608  $    4,867      97,500  SH         SOLE             97,500
SANOFI                         RIGHT 12/31/2020     80105N113  $   14,060       3,500  SH   CALL  SOLE              3,500
STANLEY BLACK & DECKER INC     COM                  854502101  $   19,036     264,200  SH         SOLE            264,200
SYMANTEC CORP                  COM                  871503108  $   14,721     746,500  SH         SOLE            746,500
TEMPLE INLAND INC              COM                  879868107  $    3,179       1,069  SH   PUT   SOLE              1,069
TEXTRON INC                    NOTE 4.500% 5/0      883203BN0  $   20,902  11,185,000  PRN        SOLE         11,185,000
TRIUMPH GROUP INC NEW          NOTE 2.625%10/0      896818AB7  $   37,017  20,200,000  PRN        SOLE         20,200,000
UAL CORP                       NOTE 6.000%10/1      902549AJ3  $   77,438  28,070,000  PRN        SOLE         28,070,000
UNITED RENTALS INC             NOTE 4.000%11/1      911363AL3  $   26,541  11,082,000  PRN        SOLE         11,082,000
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1      912909AE8  $   78,325  49,300,000  PRN        SOLE         49,300,000
VARIAN SEMICONDUCTOR EQUIPMN   COM                  922207105  $   14,309     232,900  SH         SOLE            232,900
VARIAN SEMICONDUCTOR EQUIPMN   COM                  922207105  $    1,622         264  SH   CALL  SOLE                264
VERIGY LTD                     NOTE 5.250% 7/1      92345XAB4  $    2,235   1,765,000  PRN        SOLE          1,765,000
VIRGIN MEDIA INC               NOTE 6.500%11/1      92769LAB7  $   78,517  43,895,000  PRN        SOLE         43,895,000
WESCO INTL INC                 COM                  95082P105  $   18,173   8,737,000  PRN        SOLE          8,737,000
WEST PHARMACEUTICAL SVSC INC   SDCV 4.000% 3/1      955306AA3  $   20,565  21,450,000  PRN        SOLE         21,450,000
WESTERN REFNG INC              NOTE 5.750% 6/1      959319AC8  $   22,828  12,500,000  PRN        SOLE         12,500,000
WHITING PETE CORP NEW          PERP PFD CONV        966387201  $      752       2,807  SH         SOLE              2,807
ZIONS BANCORPORATION           *W EXP 05/22/202     989701115  $    1,390     200,000  SH         SOLE            200,000


Total Fair Market Value (in thousands)            Total        $1,555,100
